Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	British American Tobacco p.l.c.
Entity Central Index Key	0001303523
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	2,456,591,597
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity File Number	001-38159
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Globe House
Entity Address, Address Line Two	4 Temple Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2R 2PG
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
American Depositary Shares (Evidenced by American Depositary Receipts)
Document Information [Line Items]
Trading Symbol	BTI
Title of 12(b) Security	American Depositary Shares (evidenced by American Depositary Receipts
Security Exchange Name	NYSE
Ordinary Shares
Document Information [Line Items]
Trading Symbol	BTI
Title of 12(b) Security	Ordinary shares, nominal value 25 pence per share
Security Exchange Name	NYSE
1.668% Notes due 2026
Document Information [Line Items]
Trading Symbol	BTI26A
Title of 12(b) Security	1.668% Notes due 2026
Security Exchange Name	NYSE
2.259% Notes due 2028
Document Information [Line Items]
Trading Symbol	BTI28
Title of 12(b) Security	2.259% Notes due 2028
Security Exchange Name	NYSE
2.726% Notes due 2031
Document Information [Line Items]
Trading Symbol	BTI31
Title of 12(b) Security	2.726% Notes due 2031
Security Exchange Name	NYSE
3.734% Notes due 2040
Document Information [Line Items]
Trading Symbol	BTI40
Title of 12(b) Security	3.734% Notes due 2040
Security Exchange Name	NYSE
3.984% Notes due 2050
Document Information [Line Items]
Trading Symbol	BTI50A
Title of 12(b) Security	3.984% Notes due 2050
Security Exchange Name	NYSE
4.700% Notes due 2027
Document Information [Line Items]
Trading Symbol	BTI27A
Title of 12(b) Security	4.700% Notes due 2027
Security Exchange Name	NYSE
4.906% Notes due 2030
Document Information [Line Items]
Trading Symbol	BTI30
Title of 12(b) Security	4.906% Notes due 2030
Security Exchange Name	NYSE
5.282% Notes due 2050
Document Information [Line Items]
Trading Symbol	BTI50
Title of 12(b) Security	5.282% Notes due 2050
Security Exchange Name	NYSE
2.789% Notes due 2024
Document Information [Line Items]
Trading Symbol	BTI24
Title of 12(b) Security	2.789% Notes due 2024
Security Exchange Name	NYSE
3.215% Notes due 2026
Document Information [Line Items]
Trading Symbol	BTI26
Title of 12(b) Security	3.215% Notes due 2026
Security Exchange Name	NYSE
3.462% Notes due 2029
Document Information [Line Items]
Trading Symbol	BTI29
Title of 12(b) Security	3.462% Notes due 2029
Security Exchange Name	NYSE
4.758% Notes due 2049
Document Information [Line Items]
Trading Symbol	BTI49
Title of 12(b) Security	4.758% Notes due 2049
Security Exchange Name	NYSE
2.764% Notes due 2022
Document Information [Line Items]
Trading Symbol	BTI22
Title of 12(b) Security	2.764% Notes due 2022
Security Exchange Name	NYSE
3.222% Notes due 2024
Document Information [Line Items]
Trading Symbol	BTI24A
Title of 12(b) Security	3.222% Notes due 2024
Security Exchange Name	NYSE
3.557% Notes due 2027
Document Information [Line Items]
Trading Symbol	BTI27
Title of 12(b) Security	3.557% Notes due 2027
Security Exchange Name	NYSE
4.390% Notes due 2037
Document Information [Line Items]
Trading Symbol	BTI37
Title of 12(b) Security	4.390% Notes due 2037
Security Exchange Name	NYSE
4.540% Notes due 2047
Document Information [Line Items]
Trading Symbol	BTI47
Title of 12(b) Security	4.540% Notes due 2047
Security Exchange Name	NYSE
Floating Rate Notes due 2022
Document Information [Line Items]
Trading Symbol	BTI22A
Title of 12(b) Security	Floating Rate Notes due 2022
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Globe House
Entity Address, Address Line Two	4 Temple Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2R 2PG
Entity Address, Country	GB
Contact Personnel Name	Paul McCrory
City Area Code	+44 (0)20
Local Phone Number	7845 1000
Contact Personnel Fax Number	7240 0555